Sohu.com Limited Shareholders' Equity (Changyou 2014 Share Incentive Plan, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 17, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 02, 2014	Jun. 27, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ (30)	$ 708	$ 4,939
Changyou 2014 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair values of share options vested		$ 0	3,500	4,100
Changyou [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, final	$ 5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, exercisable, number		3,023,000
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Accrued Fixed Price Initial		$ 5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, final	5.39
Share Based Compensation Arrangement By Share Based Payment Award Options Accrued Fixed Price Initial	$ 5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 0	$ 100	$ 2,000
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance						2,000,000
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Minimum [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance					2,000,000
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Maximum [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance					6,000,000
Maximum term of share rights granted under share incentive plan		10 years